Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations

10. Asset Retirement Obligations

The following table provides a summary of changes in asset retirement obligations, which are included in other liabilities in the accompanying consolidated balance sheets. Revisions in estimates for the periods presented relate primarily to revisions of current cost estimates, inflation rates and/or discount rates.

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Asset retirement obligations, beginning of period	$3,409	$2,878	$2,850
Additions (1)	1,816	131	229
Revisions	(133)	193	—
Accretion expense	243	207	211
Deletions	—	—	(412)

Asset retirement obligations, end of period	$5,335	$3,409	$2,878

(1)	Includes asset retirement obligation acquired as part the CMO Acquisition.